Financial Assets and Liabilities - Schedule of fair value option of financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Loans, financing and debentures	R$ (45,659,037)	R$ (42,249,460)	R$ (29,052,215)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(4,622,898)
Loans, financing and debentures	(5,403,521)	(5,272,586)
Accumulated fair value adjustment of Loans, financing and debentures	303,423	(370,997)
Notional amount of derivatives	(4,622,898)
Hedging instrument, assets	2,293,143	2,481,493
Derivative hedging instruments accumulated fair value adjustment	95,408	1,475,951
Notional amount of hedging instruments
Net currency and interest rate instruments	(3,110,378)	(2,791,093)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ 398,831	1,104,954
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Swap Notes 2027
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 126.85% do CDI
Notional amount of derivatives	R$ (3,627,325)
Hedging instrument, assets	2,047,237	2,272,648
Derivative hedging instruments accumulated fair value adjustment	R$ 45,181	1,320,629
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Inflation and interest rate swaps, one
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 107% do CDI
Notional amount of derivatives	R$ (100,198)
Hedging instrument, assets	30,535
Derivative hedging instruments accumulated fair value adjustment	R$ (3,096)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Inflation and interest rate swaps, two
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 118% do CDI
Notional amount of derivatives	R$ (220,000)
Hedging instrument, assets	47,527
Derivative hedging instruments accumulated fair value adjustment	R$ 20,019
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | EIB 3rd Tranche
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 88.5% do CDI
Notional amount of derivatives
Hedging instrument, assets		21,176
Derivative hedging instruments accumulated fair value adjustment	R$ 844	24,927
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | EIB 4th Tranche
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 81.1% do CDI
Notional amount of derivatives
Hedging instrument, assets		39,256
Derivative hedging instruments accumulated fair value adjustment	R$ 2,583	26,219
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + 107.9% do CDI
Notional amount of derivatives	R$ (268,125)
Hedging instrument, assets	168,358	154,627
Derivative hedging instruments accumulated fair value adjustment	R$ 20,794	117,080
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2020) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + CDI + 2.75%
Notional amount of derivatives
Hedging instrument, assets		(6,214)
Derivative hedging instruments accumulated fair value adjustment	R$ 15,711	(12,904)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	R$ + CDI + 1.25%
Notional amount of derivatives	R$ (407,250)
Hedging instrument, assets	(514)
Derivative hedging instruments accumulated fair value adjustment	R$ (6,628)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Senior notes due 2027
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$+7.0%
Notional amount	R$ (3,627,325)
Loans, financing and debentures	(4,305,928)	(4,379,812)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 313,052	(349,181)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Export credit agreement
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	EUR + 0.58%
Notional amount	R$ (100,198)
Loans, financing and debentures	(95,460)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (1,337)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4131
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + 2.20%
Notional amount	R$ (220,000)
Loans, financing and debentures	(148,932)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 4,412
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | EIB 3rd Tranche
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + LIBOR6M + 0.54%
Notional amount
Loans, financing and debentures		(30,817)
Accumulated fair value adjustment of Loans, financing and debentures		156
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | EIB 4th Tranche
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + LIBOR6M + 0.61%
Notional amount
Loans, financing and debentures		(57,813)
Accumulated fair value adjustment of Loans, financing and debentures		308
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + 3.67%
Notional amount	R$ (268,125)
Loans, financing and debentures	(438,823)	(415,232)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (18,230)	(24,247)
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2020) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + 1.59%
Notional amount
Loans, financing and debentures		(388,912)
Accumulated fair value adjustment of Loans, financing and debentures		1,967
Financial liabilities at fair value through profit or loss, category | Exchange rate Objects | Designated as Hedging Instruments [Member] | Resolution 4,131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	US$ + 1.36%
Notional amount	R$ (407,250)
Loans, financing and debentures	(414,378)
Accumulated fair value adjustment of Loans, financing and debentures	5,526
Financial liabilities at fair value through profit or loss, category | Interest rate Objects | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(1,100,000)
Loans, financing and debentures	(1,220,550)
Accumulated fair value adjustment of Loans, financing and debentures	213,627
Notional amount of derivatives	(1,100,000)
Hedging instrument, assets	153,719
Derivative hedging instruments accumulated fair value adjustment	(53,150)
Notional amount of hedging instruments
Net currency and interest rate instruments	(1,066,831)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ 160,477
Financial liabilities at fair value through profit or loss, category | Interest rate Objects | Designated as Hedging Instruments [Member] | Foreign exchange and interest swap, one
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	107% CDI
Notional amount of derivatives	R$ (500,000)
Hedging instrument, assets	71,375
Derivative hedging instruments accumulated fair value adjustment	R$ (11,682)
Financial liabilities at fair value through profit or loss, category | Interest rate Objects | Designated as Hedging Instruments [Member] | Foreign exchange and interest swap, two
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	105% CDI
Notional amount of derivatives	R$ (600,000)
Hedging instrument, assets	82,344
Derivative hedging instruments accumulated fair value adjustment	R$ (41,468)
Financial liabilities at fair value through profit or loss, category | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture, one | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	IPCA + 4,68%
Notional amount	R$ (500,000)
Loans, financing and debentures	(543,752)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 82,474
Financial liabilities at fair value through profit or loss, category | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture, two | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Borrowings, interest rate basis	IPCA + 4,50%
Notional amount	R$ (600,000)
Loans, financing and debentures	(676,798)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 131,153